Goodwill and Intangible Assets Net - Additional Information (Detail) - USD ($)			12 Months Ended
	Oct. 01, 2014	Oct. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets [Line Items]
Goodwill impairments	$ 0	$ 0
Accumulated goodwill impairment losses			$ 2,500,000,000	$ 2,500,000,000
Amortization expense			79,615,000	71,731,000	$ 31,705,000
eLong
Goodwill And Intangible Assets [Line Items]
Accumulated goodwill impairment losses			21,000,000	21,000,000
Trade Names
Goodwill And Intangible Assets [Line Items]
Impairment of indefinite lived intangible asset			$ 3,000,000	$ 3,000,000